SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details)	6 Months Ended
Jun. 30, 2016
Computer and software [Member]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Estimated useful lives	10 years
Office Equipment [Member]
Estimated useful lives	10 years
Renovation and improvements [Member]
Estimated useful lives	10 years
Building
Estimated useful lives	95 years